Income Taxes	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(9)	Income Taxes

The provision for income taxes is comprised of the following for the years ended June 30:

(In thousands)	2012	2011
Current:
Federal	$100	$-
State	110	(13)
Total Current Income Tax Expense (Benefit)	210	(13)
Deferred:
Federal	(497)	(382)
State	(131)	(101)
Deferred tax valuation allowance	628	2,211
Total Deferred Income Tax Expense	-	1,728
Total Income Tax Expense	$210	$1,715

The net deferred tax asset consists of the following at June 30:

(In thousands)	2012	2011
Allowance for losses on loans and leases	$1,476	$1,654
Allowance for loss on sale of real estate owned	49	63
Net operating loss carryforward	1,342	677
Reserve for uncollectable interest	146	110
Deferred compensation	71	55
Unrealized loss on securities available for sale	33	-
Other	-	4
Total deferred tax assets	3,117	2,563

Unrealized gains on securities available for sale	-	(26)
Purchase accounting adjustment	(83)	(109)
Federal Home Loan Bank stock dividends	(168)	(168)
Depreciation	(21)	(49)
Other	(6)	-
Total deferred tax liabilities	(278)	(352)
Net deferred tax asset, before valuation allowance	$2,839	$2,211
Valuation allowance	(2,839)	(2,211)
Net deferred tax asset, after valuation allowance	$-	$-

Deferred tax assets are deferred tax consequences attributable to deductible temporary differences and carryforwards. After the deferred tax asset has been measured using the applicable enacted tax rate and provisions of the enacted tax law, it is then necessary to assess the need for a valuation allowance. A valuation allowance is needed when, based on the weight of the available evidence, it is more likely than not that some portion of the deferred tax asset will not be realized. As required by generally accepted accounting principles, available evidence is weighted heavily on cumulative losses with less weight placed on future projected profitability. Realization of the deferred tax asset is dependent on whether there will be sufficient future taxable income of the appropriate character in the period during which deductible temporary differences reverse or within the carryback and carryforward periods available under tax law. Based on the available evidence, the Bank recorded a valuation allowance of $2.8 million and $2.2 million at June 30, 2012 and 2011, respectively.

A reconciliation of the income tax expense (benefit) and the amount computed by multiplying loss before income tax expense (benefit) by the statutory Federal income tax rate of 34% is as follows for the years ended June 30:

(In thousands)	2012	2011
Tax at statutory rate	$(482)	$(398)
State income tax benefit, net of Federal income tax benefit	(77)	(75)
Deferred tax asset valuation allowance	628	2,211
Other	141	(23)
Income tax expense	$210	$1,715
Effective tax rate	-14.8%	-146.6%

The Company has qualified under provisions of the Internal Revenue Code which permit it to deduct from taxable income a provision for bad debts based on actual bad debt experience. Therefore, the provision for bad debts deducted from taxable income for Federal income tax purposes was based on the experience method.

We have net operating loss carryforwards for state and federal income tax purposes of approximately $3.1 million, respectively, which are available to offset future taxable income and which expire in the fiscal years ending June 30, 2030 through June 30, 2032.

The Company adopted the provisions of ASC Topic 740, “Income Taxes” which provides clarification on accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. As a result of the Company’s evaluation of the implementation of Topic 740, no significant income tax uncertainties were identified. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended June 30, 2012 and June 30, 2011. Our policy is to recognize interest and penalties on unrecognized tax benefits in income taxes expense in the Consolidated Statement of Operations. The Company did not recognize any interest and penalties for the years ended June 30, 2012 and June 30, 2011. The tax years subject to examination by the taxing authorities are the years ended June 30, 2011, 2010 and 2009.